Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities (Table)

	December 31, 2021	December 31, 2020
Payroll	$7,913	$6,671
Accrued interest	45,445	55,650
Accrued voyage expenses	1,014	1,344
Audit fees and related services	375	225
Accrued taxes	9,006	7,911
Professional fees	417	470
Other accrued expenses	289	264
Total accrued expenses	$64,459	$72,535